UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: December 31, 2005

Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	100 Pine Street
		Suite #2800
		San Francisco, CA  94111

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	415-398-8766

Signature, Place, and Date of Signing:

	Michael McNeill, San Francisco, California February 7, 2006

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		29

Form 13F Information Table Value Total:		$65,767
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYSTEMS INC              COM              00724F101     2993 80980.000SH       SOLE                80980.000
AFLAC INC                      COM              001055102     2496 53775.979SH       SOLE                53775.979
ALTRIA GROUP INC               COM              022095103      897 12000.000SH       SOLE                12000.000
APOLLO GROUP INC - CL A        COM              037604105     2410 39855.000SH       SOLE                39855.000
CANADIAN NATIONAL RAILWAY CO   COM              136375102     3158 39485.619SH       SOLE                39485.619
CERNER CORP                    COM              156782104     2814 30950.000SH       SOLE                30950.000
CHEVRON CORP                   COM              166764100     2554 44981.357SH       SOLE                44981.357
CISCO SYSTEMS INC              COM              17275R102     1280 74775.000SH       SOLE                74775.000
CONOCOPHILLIPS                 COM              20825C104     2236 38430.852SH       SOLE                38430.852
EXXON MOBIL CORP               COM              30231G102      377 6715.000 SH       SOLE                 6715.000
GENERAL ELECTRIC               COM              369604103      214 6100.000 SH       SOLE                 6100.000
INTEL CORP                     COM              458140100     2525 101170.408SH      SOLE               101170.408
ISHARES MSCI JAPAN INDEX FUND  COM              464286848     4373 323450.000SH      SOLE               323450.000
JOHNSON & JOHNSON              COM              478160104     2729 45406.196SH       SOLE                45406.196
LABORATORY CORP OF AMERICA     COM              50540r409     3559 66085.000SH       SOLE                66085.000
MEDIMMUNE INC                  COM              584699102     1556 44435.000SH       SOLE                44435.000
MEDTRONIC INC                  COM              585055106     2769 48095.678SH       SOLE                48095.678
MICROSOFT CORP                 COM              594918104     1872 71583.620SH       SOLE                71583.620
PACCAR INC                     COM              693718108     2451 35400.000SH       SOLE                35400.000
PG&E CORP                      COM              69331C108      324 8736.000 SH       SOLE                 8736.000
PRUDENTIAL FINANCIAL INC       COM              744320102     3160 43175.000SH       SOLE                43175.000
SLM CORP                       COM              78442P106     2989 54260.711SH       SOLE                54260.711
SUN MICROSYSTEMS INC           COM              866810104      422 100730.000SH      SOLE               100730.000
TARGET CORP                    COM              87612E106     3462 62980.347SH       SOLE                62980.347
WATERS CORPORATION             COM              941848103     2040 53975.000SH       SOLE                53975.000
WELLPOINT INC                  COM              94973V107     3170 39730.000SH       SOLE                39730.000
WELLS FARGO & COMPANY          COM              949746101      549 8735.000 SH       SOLE                 8735.000
WHOLE FOODS MARKET INC         COM              966837106     3267 42211.202SH       SOLE                42211.202
XTO ENERGY INC                 COM              98385X106     3122 71050.000SH       SOLE                71050.000